Nationwide Life Insurance Company
• Nationwide Variable Account –II
• Nationwide Variable Account –7
• Nationwide Variable Account –8
• Nationwide Variable Account –9
• Nationwide Variable Account –10
• Nationwide Variable Account –14
• Nationwide VLI Separate Account –2
• Nationwide VLI Separate Account –3
• Nationwide VLI Separate Account –4
• Nationwide VLI Separate Account –7

Nationwide Life and Annuity Insurance Company • Nationwide VA Separate Account –B • Nationwide VL Separate Account –C • Nationwide VL Separate Account –D • Nationwide VL Separate Account –G

Prospectus supplement dated July 12, 2011

to Prospectus dated May 1, 2011;

Prospectus dated May 1, 2002 (InvestCare, BOA Last Survivor FPVUL, BOA Multiple Pay, BOA SPVL, Multi-Flex FPVUL);

Prospectus dated May 1, 2003 (BOA ElitePRO Classic, BOA ElitePro LTD);

Prospectus dated May 1, 2004 (BOA Exclusive, BOA Vision/NY, BOA VisionPlus);

Prospectus dated May 1, 2008 (BOA CVUL Future NLAIC, Private Client CVUL, BOA Options Select NLAIC, BOA MSPVL, BOA Protection FPVUL, BOA Options Select NWL – NY); and

Prospectus dated May 1, 2009 (Nationwide Marathon VUL, BOA Last Survivor Choice/BOA Choice Survivorship, BOA Last Survivor II/BOA Choice Survivorship, BOA Next Generation Survivorship Life/BOA ChoiceLife Survivorship II, BOA Protection Survivorship Life/BOA ChoiceLife Protection Survivorship Life)

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
On or about July 20, 2011, or as soon thereafter as reasonably practicable, the Nationwide Variable Account Trust ("NVIT") – NVIT Multi-Manager Small Cap Value Fund: Class I will remove Aberdeen Asset Manager, Inc. as a sub-advisor.  After the change is effective, the sub-advisors for the NVIT – NVIT Multi-Manager Small Cap Value Fund: Class I will be Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.

2.
On or about July 20, 2011, or as soon thereafter as reasonably practicable, the Nationwide Variable Account Trust ("NVIT") – NVIT Multi-Manager Small Company Fund: Class I will remove Aberdeen Asset Manager, Inc., and Waddell & Reed Investment Management Company as sub-advisors and add OppenheimerFunds Inc. will be added as a sub-advisor.  After the change is effective, the sub-advisors for the NVIT – NVIT Multi-Manager Small Company Fund: Class I will be Morgan Stanley Investment Management, Neuberger Berman Management, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC.